Summary Of Significant Accounting Policies (Schedule Of Interests In Significant Entities) (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Ivanhoe Australia Limited [Member]
Variable Interest Entity [Line Items]
Economic interest	57.30%	[1]
Method	Consolidation	[1]
SouthGobi Resources Ltd. [Member]
Variable Interest Entity [Line Items]
Economic interest	57.60%	[2]
Method	Consolidation	[2]
Oyu Tolgoi LLC [Member]
Variable Interest Entity [Line Items]
Economic interest	66.00%	[3]
Method	Consolidation	[3]
Historical funding percentage of exploration	100.00%
Assets, carrying amount	6.8
Liability, carrying amount	0.9
Maximum exposure to loss related to this VIE	7.6
Altynalmas Gold Ltd. [Member]
Variable Interest Entity [Line Items]
Economic interest	50.00%	[4]
Method	Equity Method	[4]

[1]	A wholly owned subsidiary of the Company holds a 57.3% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), with its copper-gold operations, development activities and exploration activities in the Cloncurry region of Queensland, Australia.
[2]	The Company holds a 57.6% interest in SouthGobi Resources Ltd. ("SouthGobi"), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.
[3]	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE. The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2012, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $6.8 billion and $0.9 billion, respectively. The maximum exposure to loss related to this VIE is $7.6 billion, calculated as the aggregate of the carrying amount of the Company's common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.
[4]	The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 6 (a)).